ACQUISITION OF BUSINESS	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITION OF BUSINESS

NOTE 3 -      ACQUISITION OF BUSINESS

On September 13, 2018 the company closed the acquisition of 81.3% of the shares of Road Track Holding S.L (“Road Track”), a telematics’ company operating primarily in the Latin American region.

The company paid the shareholders of Road Track $91.7 million for 81.3% of the company's shares, valuing the company at approximately $113 million as of the acquisition date. Of this, $75.7 million was paid in cash, through a debt facility provided by Ituran’s lending bank (See Note 11). An additional $12 million was paid in the company shares. The remaining $4 million are required to be paid out of the company’s equity as a bonus over the coming three years to the senior management of Road Track who will remain with the company through the end of that period. Therefore, such amount was reflected as a compensation expense over a period of three years after the acquisition, and not as part of the total acquisition price. The final consideration paid to the sellers was subject to downward adjustments depending on the full year 2018 performance of Road Track. Based on the aforementioned mechanism, during April 2019 an amount of 300,472 shares (valued at approximately $ 10.8 million) were transferred to our ownership.

As part of the acquisition transaction, the Company is obligated to purchase the remaining 18.7% of the shares currently held by Non-controlling interests on July, 2021 (unless such date shall be accelerated in accordance with the terms of the transaction). The consideration related to such obligation will be based on a fair value estimate that will be determined at that time. Such obligation to acquire shares of a subsidiary held by Non-controlling interests at a stated future date, was determined to represent a liability under ASC Topic 480. Upon initial recognition such liability was measured at fair value in accordance with ASC Topic 480-10-30-3 at the amount of cash that would be paid under the conditions specified in the contract if the shares were repurchased immediately at the closing of the acquisition.

The transaction costs in an amount of approximately US$ 1.5 million were fully recognized as an expense in the statements of comprehensive income for the year ended December 31, 2018.

As part of the purchase price allocation for the acquisition, the Company recorded goodwill in the amount of $59.4 million. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually (or more, in certain circumstances) for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies. See Notes 1N and 10. with respect to goodwill impairments recognized following the acquisition. In addition, the company identified intangible assets in the amount of $38.6 million. The fair value estimate of identifiable intangible assets was determined using the “income approach”, which is a valuation technique that estimates the fair value of an asset based on market participants’ expectations of the cash flows an asset would generate over its remaining useful life. See Note 9 with respect to impairment losses recognized in 2020 and 2019 with respect to such intangible assets.

Upon obtaining control over Road Track, the Company previous holdings (50%) in certain entities jointly held by the Company and Road Track which were accounted for until that date by the equity method, was remeasured at its fair value and a remeasurement gain in an amount of $14.7 million was recorded.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 3 -      ACQUISITION OF BUSINESS (cont.)

The amount of consideration was adjusted based (in an amount of $10.8 million) on fiscal 2018 results of Road Track business. Such amount was determined to be paid back to the company in Iturans Shares (300,472 shares out of 373,489 shares that we reissued as part of the consideration). As the purchase price adjustment was settled by receipt of the company's shares issued to the sellers, the amount to be received was presented as a deduction from equity. During April 2019 the sellers has transferred the shares back to the company.

The consolidated results of operations do not include any revenues or expenses related to Road Track business on or prior to September 13, 2018, the closing date of the acquisition.

For further information regarding the acquisition of Road Track, see the annual financial statements for the year ended December 31, 2018.